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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund for the quarter ended May 31, 2005. These six series have a February 28 fiscal year end.
Date of reporting period:	May 31, 2005

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.2%
U.S. Treasury Bills:
2.54%, 06/02/2005 *	$3,000	$3,000
2.55%, 06/23/2005 *	2,951,000	2,946,401
2.56%, 06/02/2005 - 06/30/2005 *	3,471,000	3,463,884
2.57%, 06/16/2005 *	50,000,000	49,946,458
2.59%, 06/02/2005 - 06/30/2005 *	55,921,000	55,811,123
2.61%, 06/09/2005 *	4,833,000	4,830,202
2.62%, 06/02/2005 *	1,704,000	1,703,876
2.64%, 06/09/2005 - 07/07/2005 *	49,410,000	49,322,124
2.65%, 07/07/2005 *	50,000,000	49,867,500
2.67%, 06/02/2005 *	237,000	236,982
2.69%, 06/02/2005 - 06/09/2005 *	21,789,000	21,776,122
2.70%, 06/02/2005 * .	3,978,000	3,977,702
2.71%, 06/09/2005 - 06/16/2005 *	59,706,000	59,646,598
2.72%, 06/09/2005 - 06/23/2005 *	46,581,000	46,504,274
2.73%, 06/23/2005 *	2,933,000	2,928,107
2.74%, 06/09/2005 *	39,165,000	39,141,153
2.75%, 06/16/2005 - 07/14/2005 *	61,429,000	61,302,734
2.76%, 06/16/2005 - 07/07/2005 *	51,083,000	50,944,417
2.77%, 06/23/2005 - 07/28/2005 *	14,362,000	14,319,101
2.79%, 07/07/2005 *	12,881,000	12,845,062
2.80%, 07/14/2005 - 07/21/2005 *	81,126,000	80,838,031
2.85%, 08/25/2005 *	2,972,000	2,952,001
2.88%, 08/25/2005 *	2,727,000	2,708,456
2.90%, 08/11/2005 *	35,000,000	34,799,819
2.91%, 08/11/2005 *	35,000,000	34,799,474
2.94%, 09/08/2005 - 09/15/2005 *	37,274,000	36,962,489
U.S. Treasury Notes:
1.625%, 09/30/2005	25,000,000	24,965,059
1.875%, 11/30/2005	35,641,000	35,514,119
2.50%, 05/31/2006	15,000,000	14,863,961
6.50%, 08/15/2005	10,000,000	10,090,156

Total Investments (cost $810,010,385) 100.2%		810,010,385
Other Assets and Liabilities (0.2%)		(1,324,195)

Net Assets 100.0%		$808,686,190

*	Rate shown represents the yield to maturity at date of purchase.

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.8%
Blue Heron Funding Corp., FRN:
3.12%, 06/21/2005 144A	$50,000,000	$50,000,000
3.12%, 06/27/2005 144A	50,000,000	50,000,000

Total Asset-Backed Securities (cost $100,000,000)		100,000,000

CERTIFICATES OF DEPOSIT 9.0%
Bank of America Corp., 3.04%, 06/29/2005	100,000,000	100,000,000
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	100,000,000	100,000,000
2.74%, 12/09/2005	125,000,000	125,000,000
3.06%, 06/24/2005	100,000,000	100,000,000
3.77%, 06/07/2006	75,000,000	75,000,000
Deutsche Bank AG:
2.45%, 10/07/2005	125,000,000	125,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.75%, 12/13/2005	75,000,000	75,000,000
3.00%, 06/17/2005	50,000,000	50,000,000
National Bank of Commerce, 3.02%, 06/28/2005	50,000,000	49,999,630
SunTrust Banks, Inc.:
3.14%, 08/18/2005	50,000,000	50,000,000
3.20%, 08/11/2005	120,000,000	120,000,000
UBS AG, 2.76%, 12/14/2005	100,000,000	100,007,929

Total Certificates of Deposit (cost $1,170,007,559)		1,170,007,559

COMMERCIAL PAPER 39.3%
Asset-Backed 33.3%
Alpine Securitization Corp., 3.04%, 06/28/2005	50,000,000	49,886,000
Amstel Funding Corp.:
3.06%, 07/20/2005	23,892,000	23,792,490
3.13%, 07/21/2005	73,613,000	73,292,988
ASAP Funding, Ltd.:
3.00%, 06/01/2005	75,000,000	75,000,000
3.07%, 07/11/2005	111,000,000	110,742,632
3.13%, 07/18/2005	75,000,000	74,693,521
3.16%, 07/25/2005	50,000,000	49,763,000
Check Point Charlie, Inc.:
3.05%, 06/28/2005	84,200,000	84,045,060
3.06%, 06/20/2005	32,000,000	31,948,320
3.10%, 07/15/2005	60,000,000	59,774,819
3.15%, 08/08/2005	55,000,000	54,691,125
3.20%, 08/15/2005	20,000,000	19,866,667
Chesham Finance LLC:
3.05%, 06/06/2005	75,000,000	74,968,229
3.06%, 06/07/2005	75,000,000	74,961,750
3.07%, 06/01/2005	50,000,000	50,000,000
3.09%, 06/01/2005	115,700,000	115,700,000
Concord Minutemen Capital Co. LLC, 3.07%, 06/16/2005	89,000,000	89,000,000
Descartes Funding Trust, 3.09%, 06/15/2005	100,000,000	100,000,000
Eiffel Funding LLC, 3.05%, 06/09/2005	100,000,000	99,949,167
Fairway Finance Corp., 3.14%, 07/25/2005	50,271,000	50,034,223
Gemini Securitization Corp.:
3.07%, 07/07/2005	100,000,000	99,693,000
3.14%, 08/02/2005	25,456,000	25,318,340
1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Georgetown Funding LLC:
3.00%, 06/02/2005	$25,000,000	$24,997,917
3.05%, 06/21/2005	50,000,000	49,915,278
3.08%, 06/28/2005	50,000,000	49,884,500
3.10%, 07/06/2005	30,000,000	29,909,583
3.14%, 07/20/2005	75,000,000	74,679,459
Giro Balanced Funding Corp., 3.04%, 06/27/2005	200,465,000	200,139,025
Giro Multi-Funding Corp., 3.04%, 06/20/2005	50,000,000	49,919,778
Greyhawk Funding LLC:
3.03%, 06/21/2005	24,000,000	23,959,600
3.15%, 08/10/2005	50,000,000	49,693,750
Lake Constance Funding LLC, 3.04%, 06/27/2005	49,000,000	48,892,418
Legacy Capital Corp., 3.04%, 06/24/2005	21,901,000	21,858,463
Lexington Parker Capital Co. LLC:
3.05%, 06/13/2005	126,725,000	126,609,310
3.12%, 07/19/2005	40,000,000	39,833,600
3.15%, 07/26/2005	50,000,000	49,759,375
3.19%, 08/15/2005	70,577,000	70,107,957
Lockhart Funding LLC:
3.01%, 06/10/2005	27,301,000	27,280,456
3.11%, 07/11/2005	135,000,000	134,550,778
3.15%, 07/18/2005	25,000,000	24,897,187
3.20%, 08/15/2005	76,933,000	76,420,113
Mortgage Interest Network:
3.05%, 06/09/2005	50,000,000	49,966,111
3.06%, 06/17/2005	88,175,000	88,134,200
Neptune Funding Corp.:
3.03%, 06/27/2005	44,377,000	44,279,888
3.05%, 06/13/2005	105,152,000	105,045,096
3.06%, 07/05/2005	50,000,000	49,855,500
3.09%, 07/12/2005	27,656,000	27,558,674
3.10%, 07/11/2005	57,095,000	56,898,339
3.13%, 07/11/2005	15,000,000	14,947,833
3.17%, 07/27/2005	60,186,000	59,889,216
Paradigm Funding LLC:
3.04%, 06/27/2005	82,324,000	82,164,364
3.16%, 08/15/2005	50,000,000	49,670,833
Park Granada LLC:
3.05%, 06/24/2005	75,000,000	74,853,854
3.12%, 07/12/2005	120,000,000	119,573,600
Perry Global Funding LLC, 2.99%, 06/20/2005	86,161,000	86,025,033
Rhineland Funding Capital Corp.:
3.03%, 06/10/2005	33,438,000	33,412,671
3.05%, 06/02/2005	30,000,000	29,997,458
3.06%, 06/09/2005	26,000,000	25,982,320
3.09%, 07/05/2005	25,000,000	24,927,042
3.10%, 07/14/2005	20,299,000	20,223,837
3.12%, 07/05/2005	17,512,000	17,460,398
3.15%, 07/25/2005	16,016,000	15,940,324
3.17%, 08/10/2005	46,287,000	46,029,469
3.21%, 08/08/2005	38,337,000	38,104,550
3.29%, 08/30/2005	25,000,000	24,794,375
Scaldis Capital, Ltd., 3.05%, 07/15/2005	35,000,000	34,869,528
Sheffield Receivables Corp., 3.03%, 06/17/2005	26,220,000	26,184,690
Surrey Funding Corp., 3.15%, 08/04/2005	32,000,000	31,820,800
2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Thornburg Mortgage Capital Resources LLC:
3.07%, 06/06/2005	$80,000,000	$79,965,889
3.08%, 06/20/2005	180,000,000	179,807,928
3.17%, 07/15/2005	50,000,000	49,806,278
Three Crowns Funding LLC:
3.03%, 07/05/2005	20,155,000	20,097,323
3.04%, 06/27/2005	44,142,000	44,045,084
Thunder Bay Funding LLC, 3.08%, 07/11/2005	25,174,000	25,087,849

		4,337,850,232

Capital Markets 1.5%
Citigroup Global Markets Holdings, 3.21%, 08/24/2005	50,000,000	49,625,500
Goldman Sachs Group, Inc., 3.06%, 06/25/2005	75,000,000	75,000,000
UBS AG, 3.07%, 07/08/2005	72,300,000	72,071,874

		196,697,374

Consumer Finance 2.9%
Ford Credit Corp.:
3.05%, 06/20/2005	81,800,000	81,668,325
3.08%, 06/06/2005	50,000,000	49,978,611
3.10%, 07/08/2005	50,000,000	49,840,694
3.13%, 07/07/2005	75,000,000	74,765,250
3.14%, 07/18/2005	50,000,000	49,795,028
3.23%, 08/22/2005	25,000,000	24,816,069
3.24%, 08/23/2005	50,000,000	49,626,500

		380,490,477

Diversified Financial Services 0.4%
Sigma Finance, Inc., 3.17%, 08/09/2005	45,000,000	44,726,587

Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp.:
3.06%, 06/20/2005	60,000,000	59,903,100
3.10%, 06/01/2005	100,000,000	100,000,000

		159,903,100

Total Commercial Paper (cost $5,119,667,770)		5,119,667,770

CORPORATE BONDS 25.6%
Capital Markets 7.8%
Bear Stearns & Co., Inc.:
6.50%, 05/01/2006	50,000,000	51,229,812
FRN, 3.11%, 06/06/2005	125,000,000	125,000,000
Goldman Sachs Group, Inc., FRN, 3.25%, 06/21/2005	64,100,000	64,213,073
Lehman Brothers Holdings, Inc.:
6.25%, 05/15/2006	35,000,000	35,789,714
FRN, 3.18%, 07/05/2005	50,000,000	50,047,750
Merrill Lynch & Co., Inc., FRN, 3.24%, 06/13/2005	300,000,000	300,000,000
Morgan Stanley:
7.75%, 06/15/2005	86,816,000	86,991,140
FRN:
3.07%, 06/03/2005	100,000,000	99,968,088
3.09%, 06/15/2005	200,000,000	199,951,800

		1,013,191,377

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Commercial Banks 4.1%
Bank of America Corp., FRN, 3.06%, 06/02/2005	$125,000,000	$125,000,000
Marshall & Ilsley Bank Corp., 5.21%, 12/15/2005	130,000,000	131,567,402
U.S. Bancorp, 4.75%, 06/30/2005	45,000,000	45,087,128
Wells Fargo & Co., FRN, 3.05%, 06/02/2005	130,000,000	130,000,000
WestLB AG, FRN, 3.10%, 06/10/2005 144A	100,000,000	99,926,005

		531,580,535

Consumer Finance 5.7%
American Honda Finance Corp., FRN:
3.04%, 06/13/2005 144A	70,000,000	70,036,273
3.17%, 06/07/2005 144A	30,900,000	30,957,220
BMW U.S. Capital Corp. LLC, FRN:
3.08%, 06/24/2005	60,000,000	60,000,000
4.23%, 06/07/2005	100,000,000	100,032,778
General Electric Capital Corp.:
2.94%, 07/01/2005	100,000,000	100,000,000
FRN:
3.19%, 06/09/2005	100,000,000	100,000,000
3.19%, 06/17/2005	230,000,000	230,000,000
International Lease Finance Corp., 5.95%, 06/06/2005	56,675,000	56,703,971

		747,730,242

Diversified Financial Services 2.4%
CC USA, Inc., FRN, 3.27%, 08/26/2005 144A	60,000,000	59,998,494
Citigroup, Inc., 6.75%, 12/01/2005	41,549,000	42,367,062
Liberty Lighthouse U.S. Capital Corp., 3.08%, 01/06/2006 144A	100,000,000	100,000,000
Sigma Finance, Inc., 3.16%, 07/20/2005 144A	75,000,000	75,016,727
Syndicated Loan Funding Trust, FRN, 3.22%, 06/21/2005 144A	30,000,000	30,000,000

		307,382,283

Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,360,025

Industrial Conglomerates 1.2%
General Electric Co., FRN, 3.21%, 07/25/2005	150,000,000	150,052,289

Insurance 1.5%
ING Security Life Funding Corp., FRN, 3.14%, 06/09/2005 144A	200,000,000	200,000,000

Pharmaceuticals 0.7%
Pfizer, Inc., FRN, 3.15%, 08/04/2005	85,000,000	85,000,000

Thrifts & Mortgage Finance 1.8%
Countrywide Home Loans, Inc., FRN:
3.04%, 06/06/2005	70,000,000	70,000,000
3.27%, 07/29/2005	40,000,000	40,001,257
3.39%, 08/26/2005	130,000,000	130,000,000

		240,001,257

Total Corporate Bonds (cost $3,325,298,008)		3,325,298,008

FUNDING AGREEMENTS 6.0%
Allstate Life Global Funding, 3.12%, 06/15/2005 144A	80,000,000	80,000,000
Jackson National Life Insurance Co., 3.20%, 06/22/2005	100,000,000	100,000,000
Transamerica Funding Agreement:
3.25%, 07/01/2005	65,000,000	65,000,000
3.28%, 06/01/2005	100,000,000	100,000,000
3.29%, 06/01/2005	235,000,000	235,000,000
Travelers Funding Agreement, 3.23%, 07/12/2005	200,000,000	200,000,000

Total Funding Agreements (cost $780,000,000)		780,000,000

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.2%
Detroit, MI EDA RB, Ser. A, 3.14%, VRDN, (LOC: Bank of America Corp.) (cost $20,830,000)	$20,830,000	$20,830,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 14.5%
FHLB:
1.625%, 06/15/2005	30,000,000	29,995,202
2.04%, 06/14/2005	100,000,000	100,000,000
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	50,000,000	50,000,000
3.00%, 01/18/2006	100,000,000	99,970,078
FRN, 2.00%, 08/11/2005	150,000,000	150,000,000
FHLMC:
1.875%, 02/15/2006	30,000,000	29,634,866
FRN:
1.80%, 07/07/2005	175,000,000	174,998,052
1.90%, 07/28/2005	125,000,000	125,000,000
2.00%, 08/11/2005	50,000,000	50,000,000
2.10%, 08/12/2005	240,000,000	239,994,090
2.50%, 04/19/2006	140,000,000	140,000,000
3.00%, 08/24/2005 - 05/17/2006	200,000,000	200,000,000
FNMA:
2.32%, 09/12/2005	205,000,000	205,000,000
3.15%, 02/06/2006	75,000,000	74,993,077
FRN, 2.50%, 10/20/2005	100,000,000	100,000,000

Total U.S. Government & Agency Obligations (cost $1,894,585,365)		1,894,585,365

YANKEE OBLIGATIONS – CORPORATE 1.1%
Commercial Banks 1.1%
HBOS plc, FRN, 3.33%, 08/22/2005 144A (cost $150,000,000)	150,000,000	150,000,000

TIME DEPOSITS 3.3%
Societe Generale, 3.08%, 06/01/2005	200,000,000	200,000,000
State Street Corp., 3.00%, 06/01/2005	229,642,563	229,642,563

Total Time Deposits (cost $429,642,563)		429,642,563

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Institutional Liquid Reserves Fund	4,010,829	4,010,829
Federated Prime Value Obligation Fund	5,114,558	5,114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $10,501,368)		10,501,368

Total Investments (cost $13,000,532,633) 99.9%		13,000,532,633
Other Assets and Liabilities 0.1%		17,355,388

Net Assets 100.0%		$13,017,888,021

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

VRDN
Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2005.

Summary of Abbreviations
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.
5
EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 2.2%
New York, NY Muni. Wtr. Fin. Auth. CP:
2.88%, 08/05/2005	$16,500,000	$16,500,000
2.92%, 07/08/2005	27,000,000	27,000,000
Puerto Rico Govt. Dev. Bank Tax-Exempt CP:
2.71%, 07/08/2005	30,111,000	30,111,000
2.80%, 07/15/2005	31,737,000	31,737,000
2.85%, 06/13/2005	25,446,000	25,446,000
2.90%, 06/06/2005	12,114,000	12,114,000

Total Commercial Paper (cost $142,908,000)		142,908,000

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 2.6%
Alaska Intl. Arpt. RB, PFOTER, 3.05%, VRDN	6,420,000	6,420,000
Atlanta, GA Arpt. RB, PFOTER:
3.05%, VRDN, (SPA: BNP Paribas S.A. & Insd. by FGIC)	350,000	350,000
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	155,000	155,000
Chicago, IL O'Hare Intl. Arpt. RB, PFOTER:
3.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
3.05%, VRDN, (SPA: BNP Paribas S.A. & Insd. by AMBAC)	3,025,000	3,025,000
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	3,975,000	3,975,000
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL Capital, Ltd.)	12,000,000	12,000,000
Chicago, IL O'Hare Intl. Arpt. ROC, 3.04%, VRDN, (LOC: Citigroup, Inc. & Insd. by FSA)	5,200,000	5,200,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 3.11%, VRDN, (LOC: Citibank, N.A.)	6,500,000	6,500,000
Ser. B, 3.11%, VRDN, (LOC: Citibank, N.A.)	10,200,000	10,200,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
3.03%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,200,000	2,200,000
3.04%, VRDN, (LOC: Citibank, N.A.)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
Arpt. & Marina Proj., Ser. C, 2.68%, VRDN, (Liq.: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
3.05%, VRDN, (SPA: WestLB AG)	2,480,000	2,480,000
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,155,000	4,155,000
Denver, CO City & Cnty. Arpt. TOC, Ser. 2003-E, 3.04%, VRDN, (Liq.: Bank of New York Co. & Insd. by FGIC)	2,300,000	2,300,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Airlines Proj., 2.64%, VRDN, (Liq.: GE Capital Corp.)	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 2000-441, 3.05%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 3.01%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Ser. 404, 3.04%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Indianapolis, IN Arpt. Auth. RB, 2.82%, VRDN, (LOC: Bank One)	35,000,000	35,000,000
Indianapolis, IN Local Pub. Impt. RB, PFOTER, 3.05%, VRDN, (Gtd. by Svenska Handelsbanken)	6,000,000	6,000,000
Metropolitan Washington, DC Arpt. Auth. RB, 2.80%, VRDN	42,700,000	42,700,000
Philadelphia, PA Arpt. MSTR, 3.05%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	3,000,000	3,000,000

		167,590,000

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj., Ser. B, 2.93%, VRDN, (LOC: Bank of America Corp.)	2,215,000	2,215,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj., Ser. A-2, 2.97%, VRDN, (LOC: Valley National Bancorp)	3,000,000	3,000,000

		5,215,000

EDUCATION 7.0%
ABN AMRO Munitops Cert. Trust:
Ser. 2002-29, 2.66%, VRDN, (LOC: ABN AMRO Bank)	21,995,000	21,995,000
Ser. 2004-3, 2.99%, VRDN, (LOC: ABN AMRO Bank)	11,825,000	11,825,000
Ser. 2004-32, 2.10%, 06/01/2005, (LOC: ABN AMRO Bank)	9,150,000	9,150,000
Ser. 2004-7, 2.67%, VRDN, (LOC: ABN AMRO Bank)	19,995,000	19,995,000
[1]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Adrian, MI Sch. Dist. ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	$3,485,000	$3,485,000
Alabama Board of Ed. RB, Ser. 709, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	3,445,000	3,445,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 3.08%, VRDN, (LOC: AmSouth Bancorp)	7,500,000	7,500,000
Boerne, TX Independent Sch. Dist. Putters, Ser. 626, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,590,000	6,590,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., 2.63%, VRDN, (LOC: SunTrust Banks, Inc.)	2,690,000	2,690,000
Broward Cnty., FL Sch. Board Putters, Ser. 829, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	3,315,000	3,315,000
California CDA RB, Biola Univ., Ser. B, 3.06%, VRDN, (SPA: BNP Paribas S.A.)	2,575,000	2,575,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., 3.01%, VRDN, (SPA: Allied Irish Banks plc)	1,950,000	1,950,000
Carlisle, PA Area Sch. Dist. Putters, Ser. 644, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	1,995,000	1,995,000
Center Grove, IN Sch. Bldg. Corp. Putters, Ser. 727, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	4,300,000	4,300,000
Cincinnati, OH City Sch. Dist. Eagle Trust Cert., Class A, 2.99%, VRDN, (LOC: Citibank, N.A.)	4,000,000	4,000,000
Cobb Cnty., GA Dev. Auth. Univ. RB:
Ser. 580, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
Ser. 983, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,983,500	14,983,500
Dallas, TX Independent Sch. Dist. ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	6,165,000	6,165,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,410,000	5,410,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,015,000	11,015,000
El Paso Cnty., CO Sch. Dist. No. 020 ROC:
RR II þ 2196, 3.00%, VRDN, (LOC: Citigroup Holdings & Insd. by FGIC)	5,195,000	5,195,000
RR II þ 3030, 3.00%, VRDN, (LOC: Citigroup Holdings & Insd. by FGIC)	5,195,000	5,195,000
Forsyth Cnty., GA Sch. Dist. ROC, 3.00%, VRDN, (Gtd. by Caisse Depots)	3,025,000	3,025,000
Garland, TX Independent Sch. Dist. RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,950,000	3,950,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 3.00%, VRDN, (LOC: Citibank, N.A.)	6,670,000	6,670,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,900,000	3,900,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, 3.01%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 3.21%, VRDN, (Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago, Ser. A, 3.00%, VRDN, (LOC: Citibank, N.A.)	5,000,000	5,000,000
Jackson, TN Hlth., Edl. & Hsg. Union Univ. Proj., 3.08%, VRDN, (LOC: AmSouth Bancorp)	3,000,000	3,000,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist., ROC, 3.00%, VRDN, (LOC: Citigroup Holdings & Insd. by FSA)	6,485,000	6,485,000
King Cnty., WA Sch. Dist. 401 RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,995,000	2,995,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FGIC)	6,215,000	6,215,000
Mansfield, TX Independent Sch. Dist. Putters, Ser. 704, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,085,000	2,085,000
Mansfield, TX Independent Sch. Dist. ROCþþII þ 6005, 3.00%, VRDN, (Gtd. by PSF & Liq.: Citibank, N.A.)	8,870,000	8,870,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 3.04%, VRDN, (Gtd. by TD Banknorth, Inc.)	13,500,000	13,500,000
Northfield Mount Hermon Proj., Ser. A, 3.05%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
McPherson, KS Edl. Fac. RB:
Ser. A, 2.96%, VRDN, (LOC: Bank of America Corp.)	4,195,000	4,195,000
Ser. B, 2.96%, VRDN, (LOC: Bank of America Corp.)	2,615,000	2,615,000
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	11,800,000	11,838,842
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Florida Mem. College Proj., 2.96%, VRDN, (LOC: Bank of America Corp.)	7,860,000	7,860,000
Middletown, PA Area Sch. Dist. GO, 2.98%, VRDN, (Gtd. by RBC Centura)	10,000,000	10,000,000
[2]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ. Proj., 2.53%, VRDN, (SPA: Allied Irish Banks plc)	$2,580,000	$2,580,000
Mishawaka, IN Sch. Bldg. Corp. RB, 3.00%, VRDN, (Liq.: Citigroup Holdings)	7,005,000	7,005,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 3.00%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by FGIC)	5,510,000	5,510,000
New Hampshire Hlth. & Ed. Facs. Auth. RB, RAN:
Capital Ctr. of Arts, Ser. E, 4.00%, 04/26/2006, (LOC: Bank of America Corp.)	800,000	806,997
Proctor Academy, Ser. I, 4.00%, 04/26/2006	1,500,000	1,510,468
New York, NY IDA RB, Sacred Heart Sch. Proj., 2.99%, VRDN, (LOC: M&T Bank Corp.)	3,750,000	3,750,000
Northwest, TX Independent Sch. Dist. TOC, Ser. Z4, 3.08%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	20,045,000	20,045,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., 2.71%, VRDN, (LOC: KeyCorp.)	2,750,000	2,750,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 3.01%, VRDN, (LOC: Bank of America Corp.)	9,600,000	9,600,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, PFOTER, 3.00%, VRDN, (Liq.: Morgan Stanley)	7,790,000	7,790,000
Philadelphia, PA Sch. Dist. Floating Rate Trust Cert., Ser. 345, 3.01%, VRDN, (Liq.: Morgan Stanley & Insd. by MBIA)	3,000,000	3,000,000
Pinckney, MI Cmnty. Sch. ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	6,245,000	6,245,000
Princeton, OH Sch. Dist. MSTR RB, 2.99%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
Roosevelt, NY, Union Free Sch. Dist. BAN, 2.75%, 07/07/2005	8,500,000	8,501,216
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue, 2.99%, VRDN, (SPA: Allied Irish Banks plc)	6,000,000	6,000,000
Southern Illinois Univ. RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,095,000	4,095,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 3.21%, VRDN, (LOC: Bank One)	2,125,000	2,125,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,675,000	5,675,000
University of Alabama Gen. RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,995,000	4,995,000
University of South Alabama RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,170,000	1,170,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.01%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
University of Texas RB:
3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,800,000	3,800,000
MSTR, 3.00%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
Wantagh, NY Union Free Sch. Dist. BAN, 3.00%, 09/08/2005	6,380,000	6,402,808
Will Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,110,000	9,110,000
Winnebago & Boone Cntys., IL Sch. Dist. No. 205 TAN, 3.16%, 09/29/2005	8,000,000	8,017,000
Winnebago & Boone Cntys., IL Sch. Dist. No. 205 Tax Anticipation Warrant, 4.70%, 09/30/2005	3,000,000	3,015,327

		447,671,158

GENERAL OBLIGATION - LOCAL 3.6%
Anchorage, AK GO, ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	8,535,000	8,535,000
Arlington, TX GO Putters, Ser. 760, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	2,970,000	2,970,000
Bachelor Gulch Metro. Dist., CO GO, 2.35%, 12/01/2005, (LOC: Compass Bancshares, Inc.)	10,000,000	10,000,000
Blount Cnty., TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 2.98%, VRDN, (Gtd. by Regions Financial Corp. & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., CO GO, 3.11%, VRDN, (LOC: Compass Bancshares, Inc.)	2,500,000	2,500,000
Chattanooga, TN GO, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings & Insd. by MBIA)	4,905,000	4,905,000
Chicago, IL Board of Ed. GO, 3.03%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000
Chicago, IL GO:
Lakefront Millenium, Ser. 322, 3.01%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Variable Rate Trust Cert., Ser. ZC-1, 3.21%, VRDN, (LOC: Bank of America Corp. & Insd. by FGIC)	23,741,000	23,741,000
Cook Cnty., IL First Dist. GO, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,520,000	11,520,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER:
2.99%, VRDN, (LOC: Citibank, N.A.)	5,000,000	5,000,000
3.06%, VRDN, (SPA: BNP Paribas S.A.)	16,995,000	16,995,000
3.06%, VRDN, (SPA: BNP Paribas S.A. & Insd. by AMBAC)	37,575,000	37,575,000
[3]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Detroit, MI GO, Class A, 3.00%, VRDN, (LOC: Citibank, N.A.)	$8,910,000	$8,910,000
Ebert Metro. Dist., CO Securitization Trust, Ser. S1, Class A2, 3.11%, VRDN, (LOC: Compass Bancshares, Inc.)	9,500,000	9,500,000
Honolulu, HI City & Cnty. ROC:
3.00%, VRDN, (Liq.: Citigroup Holdings)	6,795,000	6,795,000
3.00%, VRDN, (LOC: Citibank, N.A.)	6,535,000	6,535,000
Houston, TX GO, ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. GO, Desoto Cnty. Pub. Impt. Proj., 3.16%, VRDN, (SPA: AmSouth Bancorp & Insd. by AMBAC)	8,315,000	8,315,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 3.00%, VRDN, (LOC: Citibank, N.A.)	8,000,000	8,000,000
Park Creek Metro. Dist., CO GO, PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,495,000	5,495,000
Sullivan Cnty., NY GO, BAN, 3.00%, 09/09/2005	10,015,000	10,051,438
Toledo, OH BAN, Ser. 1, 3.50%, 10/20/2005	13,915,000	13,941,373

		230,803,811

GENERAL OBLIGATION – STATE 3.0%
ABN AMRO Munitops Cert. Trust:
3.00%, VRDN	8,590,000	8,590,000
Ser. 2003-14, 2.66%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC)	5,580,000	5,580,000
California GO:
1.89%, 11/03/2005, (Liq.: Morgan Stanley)	9,995,000	9,995,000
2.98%, VRDN, (Liq.: Morgan Stanley)	4,105,000	4,105,000
ROC, 3.03%, VRDN, (LOC: Citibank, N.A.)	6,995,000	6,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 3.16%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 3.02%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2004-6, 3.02%, VRDN, (Gtd. by State Street Corp.)	12,750,000	12,750,000
Connecticut GO, PFOTER:
Ser. 1409, 2.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,360,000	12,360,000
Ser. 1803, 2.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	990,000	990,000
District of Columbia GO, PFOTER, 2.99%, VRDN, (LOC: Landesbank Hessen & Insd. by MBIA)	455,000	455,000
Florida Board of Ed. GO:
Ser. 137, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,600,000	6,600,000
Ser. 692, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	4,470,000	4,470,000
Florida Dept. of Trans. GO, ROC, 3.00%, VRDN, (Liq.: Citigroup, Inc.)	2,090,000	2,090,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,955,000	5,955,000
Georgia GO, 3.00%, VRDN, (LOC: Citibank, N.A.)	9,885,000	9,885,000
Hawaii GO, ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	7,390,000	7,390,000
Illinois GO:
3.00%, VRDN, (Liq.: Citigroup Holdings)	3,580,000	3,580,000
3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Louisiana GO, 3.00%, VRDN, (Liq.: Citigroup Holdings)	4,205,000	4,205,000
Massachusetts PFOTER, 2.98%, VRDN, (SPA: BNP Paribas S.A.)	11,335,000	11,335,000
Minnesota GO, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	3,795,000	3,795,000
North Carolina Eagle, Ser. 720051001, Class A, 3.00%, VRDN, (LOC: Citibank, N.A.)	2,370,000	2,370,000
Oregon GO, ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	4,975,000	4,975,000
Puerto Rico GO, PFOTER, 2.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,055,000	1,055,000
Washington GO, Ser. 573, 3.03%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,355,000	5,355,000
Wisconsin GO:
3.00%, VRDN, (LOC: Citibank, N.A.)	4,820,000	4,820,000
Ser. 693, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,195,000	1,195,000
Ser. 702, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,080,000	5,080,000
PFOTER, 2.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,440,000	3,440,000

		193,665,000

[4]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 9.4%
Alaska Indl. Dev. & Export ROC, 3.00%, VRDN, (LOC: Citibank, N.A. & Insd. by FSA)	$39,400,000	$39,400,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	5,995,000	5,995,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 3.06%, VRDN, (LOC: Commerce Bancorp, Inc.)	10,000,000	10,000,000
Connecticut Hlth. & Ed. PFOTER, 2.20%, 11/17/2005, (SPA: Svenska Handlesbanken)	19,340,000	19,340,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 2.69%, VRDN, (LOC: M&T Bank Corp.)	7,470,000	7,470,000
Douglas Cnty., NE Hosp. Auth. RB No. 2, 3.11%, VRDN, (LOC: Citibank, N.A.)	5,427,000	5,427,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 2.96%, VRDN, (LOC: SunTrust Banks, Inc.)	1,138,000	1,138,000
Franklin Cnty., OH Hosp. Facs. ROC, Ser. 55, 2.99%, VRDN, (Liq.: Citigroup Holdings)	16,965,000	16,965,000
Fulton Cnty., GA Dev. Auth. RB, Floating Rate Trust Cert., Ser 05-1, 3.02%, VRDN, (LOC: SunTrust Banks, Inc.)	25,230,000	25,230,000
Hawaii Dept. Budget Fin. Spl. RB:
Ser. 834, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,960,000	14,960,000
Ser. 835, 3.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	58,325,000	58,325,000
Highlands Cnty., FL Hlth. Fac. Auth. RB, Adventist Health System Proj.:
Ser. A, 2.96%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. B, 2.96%, VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
Ser. C, 3.04%, VRDN, (Gtd. by Adventist Health System)	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 2.97%, VRDN, (LOC: Fifth Third Bancorp)	3,930,000	3,930,000
Idaho Hlth. Facs. Auth. RB, ROC, 3.03%, VRDN, (LOC: Radian Group, Inc. & Liq.: Citibank, N.A.)	7,495,000	7,495,000
Illinois Hlth. Facs. Auth. RB, Advocate Hlth. Care Network, Ser. A, 1.73%, 07/06/2005, (Gtd. by Advocate Health Care Network)	13,100,000	13,100,000
Indiana Hlth. Fac. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 2.50%, 03/01/2006	20,000,000	19,980,741
Indiana Hlth. Facs. Auth. RB, Ser. 711, 3.00%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,795,000	5,795,000
Jacksonville, FL EDRRB, Methodist Hosp. Proj., 2.53%, VRDN	8,200,000	8,200,000
Johnson City, TN Hlth. & Edl. Facs. RB, 3.03%, VRDN, (LOC: Llyods TSB Group plc)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 3.00%, VRDN, (LOC: Bank of America Corp.)	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	6,575,000	6,575,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 3.08%, VRDN, (LOC: Union Planters Bank)	2,660,000	2,660,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 2.96%, VRDN, (LOC: Bank of America Corp.)	1,289,000	1,289,000
Massachusetts Hlth. & Edl. Fac. Auth. RB, Cape Cod Hlth. Care, Ser. D, 3.04%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Massachusetts Hlth. & Edl. Fac. Auth. ROC, Ser. 333CE, 3.04%, VRDN, (LOC: Citibank, N.A.)	6,360,000	6,360,000
Medical Univ. of South Carolina Hosp. Auth. RB, Ser. 2005A, 3.01%, VRDN, (LOC: Bank of America Corp.)	18,235,000	18,235,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Facs., 2.30%, 01/04/2006	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 3.05%, VRDN, (SPA: National Australia Bank, Ltd.)	4,960,000	4,960,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.05%, VRDN, (LOC: WestLB AG)	15,300,000	15,300,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 3.02%, VRDN, (Liq.: Morgan Stanley)	1,000,000	1,000,000
New Hampshire Hlth. & Ed. Facs. Auth. RAN, Ser. F, 4.00%, 04/26/2006	7,000,000	7,055,005
New Hampshire Hlth. & Ed. Facs. Auth. RB, 3.06%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Norfolk, VA EDA ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	13,470,000	13,470,000
North Carolina Med. Care Commission ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	3,590,000	3,590,000
North Central Texas Hlth. Fac. RB, Methodist Hosp. Proj., 2.33%, VRDN	37,000,000	37,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Health System Proj., Ser. 1998-171, 3.06%, VRDN, (Liq.: Morgan Stanley)	19,350,000	19,350,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Healthcare, 2.56%, VRDN, (LOC: SunTrust Banks, Inc.)	8,230,000	8,230,000
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,000,000	2,006,466
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 3.06%, VRDN, (Liq.: Morgan Stanley)	5,975,000	5,975,000
[5]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 2.84%, VRDN, (Liq.: Bear Stearns Cos.)	$33,450,000	$33,450,000
Saint Charles Cnty., MO RB, United Svcs. Handicapped Proj., 3.12%, VRDN, (LOC: U.S. Bancorp)	5,200,000	5,200,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, 2.84%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by U.S. Treasury)	33,350,000	33,350,000
Sayre, PA Hlth. Care Facs. Auth. RB, Capital Fin. Proj., Ser. I, 2.67%, VRDN, (LOC: Bank of New York Co.)	3,700,000	3,700,000
Tom Green Cnty., TX Hlth. Fac. RB, 2.62%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,625,000	3,625,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 3.02%, VRDN, (LOC: Bank of America Corp.)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Health System Proj., 2.42%, VRDN, (LOC: Mellon Financial Corp.)	2,600,000	2,600,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 2.15%, 11/10/2005, (Liq.: Landesbank Hessen & Insd. by MBIA)	8,580,000	8,580,000

		597,506,212

HOUSING 35.3%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.79%, VRDN, (Liq.: LaSalle Bank Corp.)	35,335,000	35,335,000
Atlanta, GA Urban Residential Fin. Auth. SFHRB, Ser. 2004-939, 3.06%, VRDN, (Liq.: Morgan Stanley)	425,000	425,000
Bank of NY MTC, 3.15%, VRDN	44,634,500	44,634,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, University of Texas-San Antonio Apts. Proj., 3.08%, VRDN, (Liq.: WestLB AG)	11,110,000	11,110,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 3.26%, VRDN, (LOC: Associated Banc-Corp.)	2,410,000	2,410,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.00%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
Brevard Cnty., FL SFHRB, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,995,000	9,995,000
California CDA MHRB, PFOTER:
3.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,935,000	2,935,000
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,960,000	17,960,000
California Hsg. Fin. Agcy. RB, Ser. H, 2.65%, VRDN, (Insd. by FSA)	41,790,000	41,790,000
California Munimae Trust TOC, Ser. 2002-1M, 2.99%, VRDN, (Liq.: Landesbank Baden & Insd. by MBIA)	36,360,000	36,360,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 3.46%, VRDN, (Liq.: American International Group, Inc.)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	107,510,000	107,510,000
Charter Mac Equity Issuer Trust PFOTER:
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	36,480,000	36,480,000
3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,460,000	20,460,000
Ser. 2003-B, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	94,870,000	94,870,000
Ser. 2003-C, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,775,000	17,775,000
Charter Mac Floating Cert. Trust:
Ser. 2000, 2.99%, VRDN, (Liq.: Landesbank Baden & Insd. by MBIA)	30,000,000	30,000,000
Ser. 2002-4, 3.05%, VRDN, (Liq.: Landesbank Baden & Insd. by MBIA)	14,000,000	14,000,000
Ser. 2004-5, 3.05%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000
Chicago, IL SFHRB, PFOTER, 3.04%, VRDN, (Liq.: Bay Hypo-Und Vereinsbank AG & Insd. by FHLMC)	2,340,000	2,340,000
City of Burnsville, MN MHRB, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	3,900,000	3,900,000
City of Thornton, CO MHRB, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	3,075,000	3,075,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 3.46%, VRDN, (Liq.: American International Group, Inc.)	1,800,000	1,800,000
Ser. 2001-2, 3.66%, VRDN, (Liq.: American International Group, Inc.)	11,367,000	11,367,000
Ser. 2002-1, 3.46%, VRDN, (Liq.: American International Group, Inc.)	6,043,000	6,043,000
Ser. 2003-1, 2.65%, 03/06/2006, (Liq.: American International Group, Inc.)	6,530,000	6,530,000
Ser. 2004-1, 3.46%, VRDN, (Liq.: American International Group, Inc.)	15,003,000	15,003,000
[6]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1998-2, 3.08%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	$12,625,000	$12,625,000
Ser. 1999-2, 3.16%, VRDN, (SPA: State Street Corp.)	23,627,015	23,627,015
Ser. 1999-3, 3.16%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	30,300,000	30,300,000
Ser. 2000-1, 3.08%, VRDN, (SPA: State Street Corp.)	1,518,000	1,518,000
Ser. 2002-9, 3.16%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	45,203,000	45,203,000
Ser. 2003-5, 3.08%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	18,800,000	18,800,000
Ser. 2003-10, 3.16%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	58,957,975	58,957,975
Ser. 2004-8, 3.08%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	8,040,000	8,040,000
Ser. 2004-9, 3.16%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	13,455,000	13,455,000
Ser. 2005-1, 3.16%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	24,165,000	24,165,000
Ser. 2005-2, 3.16%, VRDN, (Gtd. by State Street Corp.)	13,420,000	13,420,000
Ser. 2005-3, 3.07%, VRDN, (Gtd. by State Street Corp. & Insd. by FSA)	7,800,000	7,800,000
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,050,000	14,050,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, 3.18%, VRDN, (LOC: KeyCorp)	2,000,000	2,000,000
Dakota Cnty., MN CDA MHRB, View Pointe Apts. Proj., 3.06%, VRDN, (LOC: LaSalle Bank Corp.)	4,000,000	4,000,000
Dakota Cnty., MN CDA RB, 3.05%, VRDN, (SPA: XL Capital, Ltd. & Landesbank Hessen)	15,060,000	15,060,000
Dallas, TX HFA MHRB, 3.05%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,000,000	7,000,000
De Kalb Cnty., GA Hsg. Auth. MHRB, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,790,000	2,790,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.12%, VRDN, (LOC: Crestar Bank)	2,630,000	2,630,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj., 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,665,000	8,665,000
El Paso Cnty., CO SFHRB, Floating Rate Trust Cert., Ser. 1136, 3.04%, VRDN	8,465,000	8,465,000
FHLMC:
Ser. M001, Class A, 3.06%, VRDN, (Insd. by FHLMC)	31,683,576	31,683,576
Ser. M002, Class A, 3.11%, VRDN, (Insd. by FHLMC)	6,494,802	6,494,802
Florida Hsg. Fin. Corp. MHRB:
3.04%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,915,000	7,915,000
Lee Vista Apts. Proj., 2.99%, VRDN, (Insd. by FHLMC)	610,000	610,000
Lynn Lake Apts. Proj., Ser. B1, 3.02%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 2.99%, VRDN, (Insd. by FHLMC)	20,000,000	20,000,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 3.46%, VRDN, (Liq.: American International Group, Inc.)	6,955,000	6,955,000
Hawaii Dept. of Budget Fin. RB, Hawaii Gas Proj., 2.80%, VRDN	17,593,000	17,593,000
Indianapolis, IN MHRB, Crossing Partners Proj., 3.46%, VRDN, (Liq.: American International Group, Inc.)	8,700,000	8,700,000
Jefferson Parish, LA Home Mtge. Auth. PFOTER, 3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,730,000	3,730,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 2.99%, VRDN, (LOC: Citibank, N.A.)	7,560,000	7,560,000
Kansas City, MO, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,390,000	4,390,000
Kansas Dev. Fin. Auth. MHRB, Bluffs Olathe Apts. Proj., 3.66%, VRDN, (Liq.: American International Group, Inc.)	9,500,000	9,500,000
Knox Cnty., TN MHRB, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	6,250,000	6,250,000
Lansing, KS MHRB, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,225,000	4,225,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 2.63%, VRDN, (Insd. by FNMA)	2,500,000	2,500,000
Los Angeles, CA MHRRB, Colonia Corona Proj., Ser. D, 3.02%, VRDN, (LOC: Citibank, N.A.)	3,750,000	3,750,000
Louisiana HFA PFOTER:
3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,295,000	5,295,000
3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,915,000	1,915,000
Louisiana Hsg. Fin. Agcy. Mtge. RB, Ser. 1066, 3.04%, VRDN, (Liq.: Morgan Stanley)	14,096,500	14,096,500
Macon Trust Pooled Cert.:
Ser. 1997, 3.16%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	54,595,000	54,595,000
Ser. 1998A:
3.11%, VRDN, (LOC: Bank of America Corp. & Insd. by MBIA)	5,000,000	5,000,000
3.11%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	26,429,000	26,429,000
[7]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.63%, VRDN, (LOC: SunTrust Banks, Inc.)	$277,000	$277,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 2.97%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. PFOTER, 1.70%, 07/21/2005, (Liq.: Merrill Lynch & Co., Inc.)	34,550,000	34,550,000
Massachusetts HFA SFHRB, Ser. U, 2.65%, 01/31/2006, (Gtd. by American International Group, Inc.)	8,955,000	8,955,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 3.16%, VRDN, (LOC: Fifth Third Bancorp)	6,990,000	6,990,000
Michigan Bldg. Auth. RB, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	4,170,000	4,170,000
Michigan HDA PFOTER, 2.18%, 11/10/2005, (SPA: Svenska Handlesbanken)	21,765,000	21,765,000
Minnesota Bond Securitization Trust, 3.20%, VRDN, (LOC: LaSalle Bank Corp.)	6,105,000	6,105,000
Minnesota HFA RB, 2.22%, 12/09/2005, (Liq.: Merrill Lynch & Co., Inc.)	10,560,000	10,560,000
Mississippi Home Corp. SFHRB, PFOTER, 3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,095,000	2,095,000
MMA Financial LLC MHRB, Ser. B, Class A, 2.73%, VRDN, (LOC: SunTrust Banks, Inc.)	9,675,000	9,675,000
Municipal Mtge. & Equity LLC RB, PFOTER:
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	25,875,000	25,875,000
3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	59,840,000	59,840,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.62%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 3.46%, VRDN, (Liq.: American International Group, Inc.)	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin. RB, Ser. 1012, 3.04%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,615,000	2,615,000
New Mexico Mtge. Fin. Auth. RB, 3.09%, VRDN, (Liq.: American International Group, Inc.)	45,662,424	45,662,424
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857, 3.06%, VRDN, (Liq.: Morgan Stanley)	785,000	785,000
New Orleans, LA Indl. Dev. Board RB, Floating Rate Trust Cert., Ser. 987, 3.04%, VRDN, (Liq.: Morgan Stanley)	16,990,000	16,990,000
New York, NY Hsg. Dev. Corp. MHRB:
155 West 21st St. Proj., Ser. A, 2.65%, VRDN	7,900,000	7,900,000
Brittany Dev. Proj., Ser. A, 2.63%, VRDN	10,000,000	10,000,000
West 55th St. Proj., 2.87%, VRDN, (LOC: Bayerische Hypotheken)	51,300,000	51,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 3.46%, VRDN, (Liq.: American International Group, Inc.)	9,810,000	9,810,000
Orange Cnty., FL HFA RB, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,380,000	2,380,000
Palm Beach Cnty., FL MHRB PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,800,000	3,800,000
Park Creek, CO Metro. Sch. Dist. PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,235,000	12,235,000
Pennsylvania HFA, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	810,000	810,000
PFOTER:
2.25%, 11/17/2005, (Liq.: Merrill Lynch & Co., Inc.)	10,650,000	10,650,000
2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	4,835,000	4,835,000
2.82%, 04/06/2006, (Insd. by FHLMC)	95,585,000	95,585,000
3.06%, VRDN, (Insd. by FHLMC)	111,965,000	111,965,000
Class A:
2.40%, 02/02/2006, (Liq.: Merill Lynch & Co., Inc.)	61,895,000	61,895,000
3.06%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
Class B, 2.20%, 07/07/2005, (Liq.: Merrill Lynch & Co., Inc.)	48,400,000	48,400,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	19,360,000	19,360,000
Class D, 1.82%, 09/29/2005, (Liq.: Merrill Lynch & Co., Inc.)	5,800,000	5,800,000
Class F:
1.75%, 07/21/2005, (Insd. by FHLMC)	24,875,000	24,875,000
2.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,690,000	14,690,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	46,650,000	46,650,000
Pinellas Cnty., FL HFA PFOTER:
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,730,000	3,730,000
3.05%, VRDN, (SPA: RaboBank Neder & Liq.: Landesbank Hessen)	12,875,000	12,875,000
Pinellas Cnty., FL HFA RB, Class A, 3.05%, VRDN, (Gtd. by Cassie Depots)	6,065,000	6,065,000
Pinellas Cnty., FL HFA SFHRB, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,305,000	2,305,000
Reno Cnty., KS SFHRB, 3.09%, VRDN, (Liq.: Morgan Stanley)	3,225,000	3,225,000
[8]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Revenue Bond Certificates Series Trust:
Ser. 2004-1, 3.46%, VRDN, (Gtd. by American International Group, Inc.)	$11,755,000	$11,755,000
Ser. 2004-5, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	10,740,000	10,740,000
Ser. 2004-9, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	13,560,000	13,560,000
Ser. 2005-1, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	4,315,000	4,315,000
Ser. 2005-2, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	5,820,000	5,820,000
Ser. 2005-5, 3.43%, VRDN, (Gtd. by American International Group, Inc.)	6,220,000	6,220,000
Saint Anthony, MN MHRB, St. Anthony Leased, Ser. A, 3.06%, VRDN, (LOC: LaSalle Bank Corp.)	5,000,000	5,000,000
San Antonio, TX Hsg. Fin. PFOTER, 3.09%, VRDN, (Liq: Merrill Lynch & Co., Inc.)	6,205,000	6,205,000
San Jose, CA MHRB, PFOTER, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,820,000	2,820,000
Seattle, WA HFA RB, High Point Proj. Phase I, 3.03%, VRDN, (LOC: Bank of America Corp.)	4,250,000	4,250,000
South Dakota HFA RB, PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,160,000	3,160,000
Southeast Texas Hsg. Fin. Corp. RB, 3.06%, VRDN, (Liq.: Morgan Stanley)	5,800,000	5,800,000
Springfield, MO MHRB, PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA)	4,200,000	4,200,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,425,000	2,425,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER:
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,985,000	2,985,000
3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	19,015,000	19,015,000
Texas Panhandle Regl. HFA, PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,365,000	2,365,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,685,000	8,685,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 3.12%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Tulsa Cnty., OK HFA SFHRB:
Ser. 1020, 3.06%, VRDN, (Liq.: Morgan Stanley)	7,495,000	7,495,000
Ser. 1068, 3.03%, VRDN	5,865,000	5,865,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 2.89%, VRDN, (LOC: California Bank & Trust)	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 3.01%, VRDN, (SPA: Societe Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp. RB, PFOTER, 3.09%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,295,000	7,295,000
Washington Cnty., MN Hsg. & Redev. Auth. MHRB, 3.04%, VRDN, (Insd. by FHLMC)	9,690,000	9,690,000
Washington Hsg. Fin. Comnwlth. SFHRB, Ser. T, 3.13%, VRDN, (LOC: Bank of America Corp.)	6,810,000	6,810,000
Wisconsin Hsg. & EDA RB, Ser. B, 3.00%, VRDN, (LOC: State Street Corp.)	12,315,000	12,315,000

		2,259,609,792

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser.1999A, 3.10%, VRDN, (LOC: KeyCorp)	3,295,000	3,295,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., 3.17%, VRDN, (LOC: U.S. Bancorp)	1,555,000	1,555,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.99%, VRDN, (LOC: PNC Financial Services Group, Inc.)	3,977,000	3,977,000
Alton, IA IDRB, Northwest, IA Agronomy Proj., 2.65%, VRDN, (LOC: Bank of America Corp.)	4,700,000	4,700,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 3.18%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 3.08%, VRDN, (LOC: LaSalle Bank Corp.)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 3.02%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., 3.26%, VRDN, (LOC: First Commercial Bank, Inc.)	2,025,000	2,025,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., 3.18%, VRDN, (LOC: AmSouth Bancorp.)	2,400,000	2,400,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 3.17%, VRDN, (LOC: U.S.Bancorp)	2,600,000	2,600,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Wst. Svcs. Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	5,500,000	5,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 3.10%, VRDN, (LOC: KeyCorp)	1,645,000	1,645,000
Universal Bearings, Inc. Proj., 3.10%, VRDN, (LOC: KeyCorp)	3,110,000	3,110,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 3.11%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 3.26%, VRDN, (LOC: Associated Banc-Corp.)	1,450,000	1,450,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 3.06%, VRDN, (LOC: Columbus Bank & Trust Co.)	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.07%, VRDN, (LOC: Marshall & Isley Bank)	1,270,000	1,270,000
Centerra Metro. Dist. No. 1 RB, 2.99%, VRDN, (SPA: BNP Paribas S.A.)	11,000,000	11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 3.07%, VRDN, (LOC: U.S. Bancorp)	2,400,000	2,400,000
[9]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 3.10%, VRDN, (LOC: KeyCorp)	$1,100,000	$1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 3.06%, VRDN, (LOC: Citizens Bank)	2,200,000	2,200,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, 2.79%, VRDN, (LOC: LaSalle Bank Corp.)	940,000	940,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 3.02%, VRDN, (LOC: LaSalle Bank Corp.)	1,655,000	1,655,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.16%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest LLP Proj., 3.20%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 3.26%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,765,000	2,765,000
Conyers, GA IDRB, Handleman Co. Proj., 3.04%, VRDN, (LOC: Columbus Bank & Trust Co.)	3,100,000	3,100,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 3.46%, VRDN, (LOC: Union Bank of California)	6,610,000	6,610,000
Crawfordsville, IN EDRB, Natural Pork Prod. Proj., 3.21%, VRDN, (LOC: KeyCorp)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 2.69%, VRDN, (LOC: Marshall & Isley Bank)	2,375,000	2,375,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 3.17%, VRDN, (LOC: U.S. Bancorp)	2,825,000	2,825,000
Elkhart Cnty., IN EDRB, Advanced Technology, Inc. Proj., 3.07%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 3.26%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	3,455,000	3,455,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 2.78%, VRDN, (LOC: SunTrust Banks, Inc.)	1,540,000	1,540,000
Repco Equipment Leasing Proj., 2.78%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Serigraphic Arts, Inc. Proj., 2.78%, VRDN, (LOC: SunTrust Banks, Inc.)	720,000	720,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 3.26%, VRDN, (LOC: Associated Bank)	2,065,000	2,065,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.87%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., 2.75%, VRDN, (LOC: Bank of America Corp.)	714,000	714,000
Fridley, MN RRB, Fridley Business Plaza Proj., 3.10%, VRDN, (LOC: Wells Fargo & Co.)	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 3.09%, VRDN, (LOC: AmSouth Bancorp)	1,680,000	1,680,000
Gary, IN EDRB, Grant Street Proj., 3.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 3.21%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 3.11%, VRDN, (LOC: BB&T Corp.)	6,410,000	6,410,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 3.38%, VRDN, (LOC: First Commercial Bank, Inc.)	945,000	945,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 3.22%, VRDN	2,160,000	2,160,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat, 3.08%, VRDN, (Liq.: Wells Fargo & Co.)	7,700,000	7,700,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 3.10%, VRDN, (LOC: National City Corp.)	3,440,000	3,440,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 3.00%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 3.26%, VRDN, (LOC: First Commercial Bank, Inc.)	1,615,000	1,615,000
Hutchinson Cnty., SD IDRB, Dakota Plains LLC., 3.21%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 3.31%, VRDN, (LOC: BNP Paribas S.A.)	1,795,000	1,795,000
Downers Grove, Ltd. Proj., 3.06%, VRDN, (LOC: LaSalle Bank Corp.)	2,000,000	2,000,000
Kris & Dee Associates, Inc. Proj., 3.12%, VRDN, (LOC: LaSalle Bank Corp.)	870,000	870,000
Ser. A, 3.12%, VRDN, (LOC: LaSalle Bank Corp.)	1,655,000	1,655,000
Ser. B, 3.12%, VRDN, (LOC: LaSalle Bank Corp.)	1,770,000	1,770,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 3.32%, VRDN, (LOC: Bank One)	750,000	750,000
Iowa Fin. Auth. IDRB, First Coop. Assn. Proj., 3.21%, VRDN, (SPA: BNP Paribas S.A.)	2,450,000	2,450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.11%, VRDN, (LOC: Bank One)	3,375,000	3,375,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 3.37%, VRDN, (LOC: U.S. Bancorp)	2,300,000	2,300,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 3.21%, VRDN, (LOC: U.S. Bancorp)	3,545,000	3,545,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 2.84%, VRDN, (Liq.: Wells Fargo & Co.)	5,865,000	5,865,000
Lexington, KY IDRB, Kirby Containers Proj., 3.18%, VRDN, (LOC: AmSouth Bancorp)	2,000,000	2,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 3.21%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 3.05%, VRDN, (LOC: Comerce de France)	3,520,000	3,520,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 3.21%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 3.06%, VRDN, (LOC: American National Bank & Trust)	400,000	400,000
[10]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Lorain Cnty., OH IDRB, Skill Tools Proj., 3.10%, VRDN, (LOC: KeyCorp)	$4,190,000	$4,190,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 3.21%, VRDN, (LOC: Regions Financial Corp.)	2,625,000	2,625,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 3.07%, VRDN, (Gtd. by Honeywell International)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 3.21%, VRDN, (LOC: Regions Financial Corp.)	2,765,000	2,765,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., 3.22%, VRDN, (LOC: Bank of North Dakota)	4,060,000	4,060,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 3.26%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Manitowoc Tool & Machining Proj., 3.26%, VRDN, (LOC: Associated Banc-Corp.)	1,800,000	1,800,000
Mankato, MN IDRB, Katolight Proj., 3.17%, VRDN, (LOC: U.S. Bancorp)	2,150,000	2,150,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 3.26%, VRDN, (Coll.: Bay Hypo und Vereinsbank AG)	3,050,000	3,050,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 3.11%, VRDN, (LOC: Bank One)	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., 3.10%, VRDN, (LOC: Bank One)	2,400,000	2,400,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 3.02%, VRDN, (LOC: U.S. Bancorp)	2,145,000	2,145,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 3.24%, VRDN, (Insd. by Columbus Bank & Trust Co.)	3,190,000	3,190,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 3.21%, VRDN, (LOC: Bank One)	3,300,000	3,300,000
Miami-Dade Cnty., FL IDA RB:
3.00%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 3.00%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 2.87%, VRDN, (LOC: U.S. Bancorp)	3,850,000	3,850,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 2.69%, VRDN, (LOC: U.S. Bancorp)	2,720,000	2,720,000
Missouri IDRB, MFA, Inc. Proj., Ser A, 3.21%, VRDN, (SPA: BNP Paribas S.A.)	1,825,000	1,825,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 3.26%, VRDN, (LOC: Regions Financial Corp.)	3,170,000	3,170,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 3.10%, VRDN, (LOC: National City Corp.)	3,900,000	3,900,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, 3.18%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs. LLC, 3.21%, VRDN, (SPA: BNP Paribas S.A.)	3,360,000	3,360,000
New Hampshire Business Fin. Auth. IDRB, Monadock Economic Dev. & Precitech Proj., 3.10%, VRDN, (LOC: KeyCorp)	3,120,000	3,120,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 3.10%, VRDN, (LOC: National City Corp.)	3,120,000	3,120,000
Oregon EDA RB, Behlen Manufacturing Co. Proj., 2.84%, VRDN, (LOC: LaSalle Bank Corp.)	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj., 3.21%, VRDN, (LOC: Bank of America Corp.)	3,325,000	3,325,000
Osage City, KS IDRB, Norseman Plastics Proj., 3.17%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 3.21%, VRDN, (LOC: Regions Financial Corp.)	1,385,000	1,385,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 3.07%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 3.10%, VRDN, (LOC: KeyCorp)	1,605,000	1,605,000
Port Bellingham, WA IDRB, Bakerview Proj., 3.10%, VRDN, (LOC: KeyCorp)	2,550,000	2,550,000
Rhode Island Indl. Facs. Corp. IDRB:
Calise & Sons Bakery Proj., 2.65%, VRDN, (LOC: Citizens Bank)	6,210,000	6,210,000
Greystone of Lincoln Proj., 3.20%, VRDN, (LOC: Mellon Bank)	1,900,000	1,900,000
Sanford, ME RB, Toms of Maine Proj., 2.65%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Scott Cnty., IA IDRB:
2.69%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Ford Manufacturing Co., Inc. Proj., Ser. 1997, 2.69%, VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
Simpson Cnty., KY IDRB, Harmon Motive Kentucky Proj., 3.11%, VRDN, (LOC: Bank of America Corp.)	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., 3.21%, VRDN, (LOC: National Bank of South Carolina)	1,745,000	1,745,000
Ortec, Inc. Proj., Ser. B, 3.05%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., 3.11%, VRDN, (LOC: AmSouth Bancorp)	1,425,000	1,425,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., 3.26%, VRDN, (Coll.: Bay Hypo und Vereinsbank AG)	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 3.10%, VRDN, (LOC: National City Corp)	2,895,000	2,895,000
[11]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Traill Cnty., ND Solid Wst. American Crystal Sugar Co., 3.26%, VRDN, (SPA: BNP Paribas S.A.)	$3,580,000	$3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 3.26%, VRDN, (LOC: AmSouth Bancorp)	500,000	500,000
Hardwear Corp. Proj., 3.26%, VRDN, (LOC: AmSouth Bancorp)	900,000	900,000
Nucor Corp. Proj., 2.71%, VRDN, (Gtd. by Nucor)	6,700,000	6,700,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 3.06%, VRDN, (LOC: AmSouth Bancorp)	1,470,000	1,470,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 3.10%, VRDN, (LOC: AmSouth Bancorp)	5,690,000	5,690,000
Washington EDFA RB, Royal Ridge Fruit Proj., 3.21%, VRDN, (LOC: Bank of America Corp.)	4,205,000	4,205,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
2.70%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
Ser. 1995, 2.70%, VRDN, (Gtd. by Dow Chemical Co.)	21,525,000	21,525,000
Ser. A, 2.70%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
West Bend, WI IDRB, 2.69%, VRDN, (LOC: U.S. Bancorp)	1,350,000	1,350,000
Westfield, IN EDRB, P.L. Porter Proj., 3.16%, VRDN, (LOC: Comerica Bank)	3,000,000	3,000,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 2.23%, VRDN, (LOC: AmSouth Bancorp)	1,100,000	1,100,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 3.26%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 3.10%, VRDN, (LOC: KeyCorp)	3,060,000	3,060,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 2.97%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000

		407,671,000

LEASE 3.4%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.25%, VRDN, (LOC: LaSalle Bank Corp.)	54,934,334	54,934,334
ABN AMRO Leasetops Cert. Trust, Ser. 2001-01, Multi-State Proj., 2.96%, VRDN, (Liq.: ABN AMRO Bank & Insd. by AMBAC)	19,784,189	19,784,189
Clark Cnty., IN Jail Holding Corp. RB, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	5,515,000	5,515,000
Denver, CO City & Cnty. COP, 3.00%, VRDN, (Liq.: Citigroup Holdings)	5,935,000	5,935,000
Koch Floating Rate Trust Cert.:
Ser. 1998-1, 3.01%, VRDN, (LOC: State Street Corp.)	2,997,288	2,997,288
Ser. 2000-1, 3.16%, VRDN, (LOC: State Street Corp.)	29,720,771	29,720,771
Ser. 2001-1, 3.16%, VRDN, (LOC: State Street Corp. & Insd. by AMBAC)	41,731,418	41,731,418
MBIA Capital Corp. Grantor Trust Lease, PFOTER:
3.06%, VRDN, (Liq.: Landesbank Hessen & Insd. by MBIA)	7,115,000	7,115,000
3.06%, VRDN, (SPA: Landesbank Hessen)	18,280,000	18,280,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.02%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
Pennsylvania Pub. Sch. Bldg. Auth. COP, Ser. 2003-18, 2.98%, VRDN, (Liq.: BNP Paribas S.A. & Insd. by FSA)	5,335,000	5,335,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 3.16%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	6,164,310	6,164,310
Ser. 2002-1, 3.16%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC)	3,077,517	3,077,517
St. Lucie Cnty., FL Sch. Board Variable Rate Cert., 2.99%, VRDN, (LOC: Bank of New York Co.)	9,700,000	9,700,000
Virginia Eagle Trust Cert., Ser. 2004-5001-C Ser. A, 3.11%, VRDN, (LOC: Citibank, N.A.)	679,000	679,000

		215,068,827

MANUFACTURING 0.3%
Mcintosh, AL IDRRB, Ciba Specialty Chemicals Proj., Ser. D, 2.70%, VRDN, (LOC: Bank of New York Co.)	19,900,000	19,900,000

MISCELLANEOUS REVENUE 7.4%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., 2.65%, VRDN, (LOC: Associated Banc-Corp.)	4,965,000	4,965,000
California Infrastructure & Econ. Dev. RB, Salvation Army, 2.10%, VRDN	19,000,000	19,000,000
Colorado E- 470 Pub. Hwy. Auth. RB, Ser 997, 3.06%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	5,685,000	5,685,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 3.18%, VRDN, (LOC: AmSouth Bancorp)	6,125,000	6,125,000
Delaware EDA, Solid Wst. Disp. & Swr. Fac. RB, Daily Ciba Spl., Ser. A, 2.84%, VRDN	15,000,000	15,000,000
[12]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Delaware Valley, PA Regl. Fin. PFOTER, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	$10,695,000	$10,695,000
Florida Correctional Facs. ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	3,055,000	3,055,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 3.16%, VRDN, (Liq.: Citigroup Holdings)	30,675,000	30,675,000
Indiana Bond Bank RB, 3.00%, VRDN, (Insd. by MBIA)	2,425,000	2,425,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 2.96%, VRDN, (SPA: Allied Irish Banks plc)	4,000,000	4,000,000
Louisiana Env. Facs. RB, 2.98%, VRDN, (LOC: Regions Financial Corp.)	8,000,000	8,000,000
Lower CO River Auth., TX ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	2,995,000	2,995,000
Lower Neches Valley, TX Indl. Dev. Corp. RB, ExxonMobil Corp. Proj., Ser. B, 2.44%, VRDN	3,000,000	3,000,000
McIntosh, AL IDRB, Ciba Specialty Proj., Ser. E, 2.76%, VRDN	24,800,000	24,800,000
Metropolitan Govt Nashville, TN American Cancer Society, 3.08%, VRDN, (LOC: AmSouth Bancorp)	2,500,000	2,500,000
Michigan Strategic Fund, Dow Chemical Co., Ser. 2003A-1, 2.97%, VRDN	8,000,000	8,000,000
Municipal Securities Pool Trust Receipts, 3.11%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	132,595,000	132,595,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj.:
2.42%, 12/01/2005, (Gtd. by ConocoPhillips)	10,000,000	10,000,000
Ser. B, 2.83%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Oregon EDRB, Georgia Pacific Proj., 3.26%, VRDN, (LOC: Bank of America Corp.)	15,900,000	15,900,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 3.19%, VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
PFOTER, Ser. A, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	20,040,000	20,040,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj.:
2.61%, VRDN, (Gtd. by Total SA)	13,225,000	13,225,000
Ser. B, 2.70%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. Disp. RB, Flint Hills Resources:
2.93%, VRDN, (Gtd. by Flint Resources)	11,000,000	11,000,000
Ser. A:
3.02%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
2.93%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
Ser. B, 2.88%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 3.26%, VRDN, (LOC: AmSouth Bancorp)	1,600,000	1,600,000
Tulsa Cnty., OK IDA RB, Ser. A, 2.95%, 11/15/2005, (LOC: Bank of America Corp.)	33,150,000	33,150,000
United Nations Dev. Corp. of New York, PFOTER, 3.02%, VRDN, (Liq.: Merrill Lynch & Co,. Inc.)	3,600,000	3,600,000
Virginia Pub. Bldg. Auth. ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	6,775,000	6,775,000
Warren Cnty., MS Env. Impt. RB, 3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. B, 2.65%, VRDN, (Gtd. by Dow Chemical Co.)	5,500,000	5,500,000

		474,705,000

PORT AUTHORITY 1.2%
Brazos, Texas IDRB, ConocoPhillips Proj., 1.80%, 08/01/2005, (Gtd. by CoconoPhillips)	3,500,000	3,500,000
Chicago, IL IDRB, Federal Marine Terminal Proj., 2.82%, VRDN, (LOC: LaSalle Bank Corp.)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,220,000	16,220,000
3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
Port Seattle, WA Rev. ROC, 3.04%, VRDN, (LOC: Citibank, N.A. & Insd. by FGIC)	995,000	995,000
Valdez, AK Marine Terminal RB, 1.80%, 06/01/2005, (Gtd. by CoconoPhillips)	43,875,000	43,875,000

		74,610,000

PUBLIC FACILITIES 1.2%
San Diego, CA Pub. Facs. Fin. Auth. Lease, PFOTER, 3.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	74,500,000	74,500,000

RESOURCE RECOVERY 0.9%
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj., Ser. 1998, 2.84%, VRDN, (LOC: Union Bank of California)	20,750,000	20,750,000
Maine Fin. Auth. Solid Wst. Disp. Auth. RB, 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	15,000,000	15,000,000
[13]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel Oregon Compost Co. Proj., 3.13%, VRDN, (LOC: U.S. Bancorp)	$3,900,000	$3,900,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
3.36%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
3.36%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	4,750,000	4,750,000

		58,000,000

SOLID WASTE 0.6%
Broomfield Village, CO. Metro. Dist. No. 2 RRB, Ser. A, 3.31%, VRDN, (LOC: Compass Bancshares, Inc.)	7,820,000	7,820,000
Gilliam Cnty., OR Solid Wst. Disp. RB, 3.625%, 05/01/2006	10,000,000	10,000,000
Gulf Coast Wst. Disp. Auth. TX RB, Wst. Mgmt. of Texas, Ser. A, 3.625%, 05/01/2006	7,000,000	7,000,000
Hammond, IN Swr. & Solid Wst. RRB Cargill, Inc. Proj., 2.65%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America Corp.)	8,000,000	8,000,000

		39,320,000

SPECIAL TAX 2.2%
Carmel Clay, IN Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions Bancorp)	10,000,000	10,053,947
Denver, CO Urban Renewal RB, 3.05%, VRDN, (LOC: Lloyds TSB Group plc)	12,500,000	12,500,000
Denver, CO Urban Renewal Tax RB:
2.74%, VRDN, (LOC: Zions Bancorp)	4,440,000	4,440,000
2.84%, VRDN, (LOC: Zions Bancorp)	2,160,000	2,160,000
Florida Board of Ed. ROC, Ser. 2003-4521, 3.00%, VRDN, (Liq.: Citigroup Holdings & Insd. by FGIC)	2,485,000	2,485,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	8,605,000	8,605,000
Illinois Metro. Pier & Expo Auth. RB:
3.00%, VRDN, (LOC: Citibank, N.A.)	6,000,000	6,000,000
PFOTER:
3.08%, VRDN, (SPA: BNP Paribas S.A. & Insd. by MBIA)	7,020,000	7,020,000
3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,855,000	6,855,000
ROC, 3.09%, VRDN, (LOC: Citibank, N.A.)	14,575,000	14,575,000
Lee Cnty., FL Trans. Facs. ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	205,000	205,000
Metropolitan Pier & Expo. Auth., IL Eagle Trust Cert., Class A, 3.00%, VRDN, (Liq: Citigroup Holdings)	3,400,000	3,400,000
Metropolitan Pier & Expo. Auth., IL MTC, Ser. 2005-221, Class A, 3.15%, VRDN, (Insd. by MBIA & Bear Stearns Companies)	16,660,000	16,660,000
Metropolitan Pier & Expo. Auth., IL PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	6,610,000	6,610,000
Metropolitan Pier & Expo. Auth., IL RB:
Ser. 45, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,805,000	5,805,000
Ser Z1, 3.08%, VRDN, (Insd. by MBIA & Goldman Sachs Group, Inc.)	9,175,000	9,175,000
New Jersey EDA RB, 2.98%, VRDN, (Insd. by MBIA)	5,000,000	5,000,000
New York, NY TFA RB:
2.99%, VRDN, (Insd. by AMBAC)	585,000	585,000
Ser. 362, 3.01%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005, (Liq.: Morgan Stanley)	7,000,000	7,000,000
Wisconsin Trans. RB, ROCþþII þ 1070, 3.00%, VRDN, (Liq.: Citigroup Holdings & Insd. by FSA)	7,125,000	7,125,000

		138,758,947

TOBACCO REVENUE 1.4%
Badger Tobacco Asset Security Corp. PFOTER, 3.06%, VRDN, (LOC: Lloyds TSB Bank plc)	15,815,000	15,815,000
Erie Cnty., NY Tobacco Asset Security RB, PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,880,000	10,880,000
Golden State Tobacco Securitization Corp., PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	19,125,000	19,125,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,690,000	10,690,000
New Jersey EDA RB, ROC, 3.01%, VRDN, (LOC: Citibank, N.A.)	2,000,000	2,000,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,475,000	1,475,000
[14]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
New York Tobacco Trust RB:
3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$9,105,000	$9,105,000
PFOTER, 3.05%, VRDN, (LOC: WestDeutsche Landesbank)	19,915,000	19,915,000
Tobacco Settlement Fin. Corp. NY RB, PFOTER, 2.98%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	470,000	470,000

		89,475,000

TRANSPORTATION 1.1%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 3.01%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	1,365,000	1,365,000
Dallas, TX Rapid Trans. ROC, 3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,800,000	2,800,000
E 470 Pub. Highway, CO PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	420,000	420,000
Foothill/Eastern Trans. Corridor Agcy., CA Toll Road RB, PFOTER, 3.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	110,000	110,000
Harris Cnty., TX RB, Toll Road Proj., 3.00%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Metropolitan Trans. Auth. NY RRB, Ser. G-2, 2.91%, VRDN, (Insd. by AMBAC)	2,730,000	2,730,000
Municipal Securiteis Pool Trust Receipt, 3.11%, VRDN, (SPA: Societe Generale)	1,625,000	1,625,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	10,000,000	10,000,000
New York Thruway Auth. RB, MSTR:
2.58%, VRDN, (SPA: Societe Generale)	3,300,000	3,300,000
2.99%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,200,000	7,200,000
Pennsylvania Turnpike Commission RB, Ser. Q, 2.70%, VRDN, (SPA: WestLB AG)	10,000,000	10,000,000
Regional Trans. Auth. IL RB, Eagle- 720050028 Class A, 3.00%, VRDN, (LOC: Citibank, N.A. & Insd. by FSA)	2,895,000	2,895,000
Regional Trans. Auth., IL RB, Ser. 2003, 2.99%, VRDN, (Liq.: BNP Paribas S.A. & Insd. by FGIC)	10,000	10,000
South Carolina Trans. Infrastructure RB:
3.00%, VRDN, (Liq.: Morgan Stanley)	9,260,000	9,260,000
3.00%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	2,590,000	2,590,000
Texas Turnpike Auth. RB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,890,000	10,890,000

		71,175,000

UTILITY 7.1%
Burke Cnty., GA PCRB, Oglethorpe Pwr., Ser. A, 2.97%, VRDN	10,000,000	10,000,000
Campbell Cnty., WY IDRB, Two Elk Pwr. Generation Proj.:
2.40%, 12/01/2005, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
2.91%, 12/01/2005, (Liq.; Citigroup Holdings)	44,000,000	44,000,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.80%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	1,500,000	1,500,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., 2.69%, VRDN, (Gtd. by Kentucky Utility Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 2.70%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Delaware EDA RB, Delmarva Pwr. & Light Co. Proj., 2.75%, VRDN, (Gtd. by Delmavra Pwr. & Light Co.)	3,300,000	3,300,000
Denton, TX Util. Sys. RB, ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	5,880,000	5,880,000
Harris Cnty., TX Indl. Dev. Corp. RRB Deer Park Refining, Ser. A, 2.65%, VRDN	27,300,000	27,300,000
Houston, TX Util. Sys. RB, 3.00%, VRDN, (LOC: Citibank, N.A.)	10,270,000	10,270,000
Houston, TX Util. Sys. ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	5,890,000	5,890,000
Jacksonville, FL Elec. Auth. RB, Ser. 2000-F, 2.35%, VRDN	40,000,000	40,000,000
Lafayette, LA Util. Rev. ROC, 3.00%, VRDN, (LOC: Citibank, N.A. & Insd. by MBIA)	10,755,000	10,755,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Pwr. Co., 2.79%, VRDN, (Liq.: Wells Fargo & Co.)	5,000,000	5,000,000
Lower, CO River ,TX Auth. Transmission Contract RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
Lower, CO River, TX Auth. RB, 3.00%, VRDN, (Liq.: Citigroup Holdings)	3,770,000	3,770,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 2.70%, VRDN, (Liq.: Bear Stearns Companies & Insd. by FSA)	11,585,000	11,585,000
Michigan Strategic Obl. ROC, 3.00%, VRDN, (LIq.: Xl Capital Assurance & Citibank, N.A.)	3,545,000	3,545,000
[15]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., 3.10%, VRDN, (Gtd. by Wisconsin Elec. Pwr. Co.)	$2,000,000	$2,000,000
Nebraska Pub. Pwr. Dist. RB, 3.00%, VRDN, (LOC: Citibank, N.A.)	13,865,000	13,865,000
North Carolina Eastern Muni. Pwr. Auth. PFOTER, 3.00%, VRDN, (Liq.: Morgan Stanley)	4,376,000	4,376,000
Northern California Pub. Pwr. Agcy. RB MSTR, Ser. 35A, 2.69%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by MBIA)	3,700,000	3,700,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, 2.68%, VRDN, (Gtd. by Duke Energy Corp.)	23,900,000	23,900,000
Ohio Wtr. Dev. Auth. PCRB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,570,000	4,570,000
Orlando, FL Util. Commission Sys. Eagle Trust Cert., Ser. 2004-1015, 3.00%, VRDN, (LOC: Citibank, N.A.)	4,260,000	4,260,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 2.80%, VRDN, (Gtd. by Motiva Enterprises LLC)	33,175,000	33,175,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., 3.02%, VRDN, (Gtd. by Idaho Pwr. Co.)	4,360,000	4,360,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 2.66%, VRDN, (SPA: RBC Centura Banks, Inc.)	5,145,000	5,145,000
Puerto Rico Elec. Pwr. Auth., RB:
2.20%, 11/17/2005, (Liq.: Merrill Lynch & Co., Inc.)	6,625,000	6,625,000
2.98%, VRDN, (LOC: Bank of New York Co.)	3,000,000	3,000,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 2.58%, VRDN, (LOC: BNP Paribas S.A.)	19,500,000	19,500,000
Seattle, WA RB, Seattle Light & Pwr.:
2.00%, VRDN	9,875,000	9,875,000
2.25%, VRDN	3,625,000	3,625,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 3.00%, VRDN, (Gtd. by Wisconsin Pwr. & Light)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB:
2.15%, VRDN	13,604,000	13,604,000
Class A, 3.00%, VRDN, (LOC: Citibank, N.A. & Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, 3.04%, VRDN, (LOC: Bank of New York Co. & Insd. by MBIA) 144A	6,718,500	6,718,500
Wyandotte Cnty., KS Gov. Util. Sys. RB:
3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,700,000	1,700,000
Class A, 3.00%, VRDN, (LOC: Citibank, N.A.)	5,000,000	5,000,000

		456,083,500

WATER & SEWER 3.3%
ABN AMRO Munitops Cert. Trust RB, 2.66%, VRDN, (Insd. by FSA)	8,495,000	8,495,000
Atlanta, GA Wtr. & Wstwtr. RB:
3.00%, VRDN, (LOC: Citibank, N.A.)	4,900,000	4,900,000
ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings & Insd. by FSA)	19,995,000	19,995,000
Des Moines, IA Metro. Wstwtr. Reclamation Auth. Swr. RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,400,000	2,400,000
Detroit, MI Sewage Disp. RB, 3.00%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Florida Util. Auth. RB, Ser. 327, 3.02%, VRDN, (Liq.: Morgan Stanley)	11,800,000	11,800,000
Fort Worth, TX Wtr. & Swr. RB, Ser. 677, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	6,240,000	6,240,000
Fulton Cnty., GA Wtr. & Swr. ROC, 3.00%, VRDN, (Liq.: Citigroup Holdings)	4,765,000	4,765,000
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 3.00%, VRDN, (Liq.: Citigroup Holdings)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400, 3.01%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	3,462,500	3,462,500
Houston, TX Util. Sys. RB:
Ser. 527, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,655,000	5,655,000
Ser. 685, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by MBIA)	5,330,000	5,330,000
Houston, TX Wtr. & Swr. Sys. RB, Ser. 2003-14, 2.99%, VRDN, (LOC.: BNP Paribas S.A. & Insd. by FSA)	1,590,000	1,590,000
Jea, FL Wtr. & Swr. Sys. RB Putters, Ser. 805, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
Loudoun Cnty., VA Sanitation Auth. Wtr. & Swr. RB, ROC, 3.00%, VRDN, (LOC: Citibank, N.A.)	2,270,000	2,270,000
Montgomery Cnty., TX Muni. Util. RB, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,200,000	3,200,000
[16]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York, NY Wtr. Fin. Auth. ROC, 2.99%, VRDN, (Liq.: Citigroup Holdings)	$5,270,000	$5,270,000
Philadelphia, PA Wtr. & Wstwtr. RB, Ser. 877, 3.00%, VRDN	3,260,000	3,260,000
Phoenix Civic Impt. Wtr. Sys. Ser. 2003:
2.80%, 06/09/2005 VRDN	25,900,000	25,900,000
2.95%, 06/09/2005 VRDN	7,000,000	7,000,000
San Antonio, TX Wtr. & Swr. Eagle Trust Cert., Ser. 964306 , Class A, 3.00%, VRDN, (LOC: Citibank, N.A. & Insd. by MBIA)	14,925,000	14,925,000
Santa Rosa, CA Wstwtr. RB PFOTER, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,040,000	3,040,000
West Palm Beach, FL Util. Sys. RRB, 2.96%, VRDN, (LOC: Bank of America Corp. & Insd. by FGIC)	9,000,000	9,000,000
Western Carolina, SC Swr. Auth. RB, Ser. 678, 3.00%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,245,000	5,245,000
Winston Salem, NC Wtr. & Swr. Sys., RRB, Ser. C, 2.70%, VRDN	31,150,000	31,150,000

		213,687,500

Total Municipal Obligations (cost $6,235,015,747)		6,235,015,747

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations (cost $500,000)	500,000	500,000

Total Investments (cost $6,378,423,747) 99.7%		6,378,423,747
Other Assets and Liabilities 0.3%		17,962,492

Net Assets 100.0%		$6,396,386,239

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2005.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e.AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
[17]

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
Summary of Abbreviations continued
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transportation Finance Authority
TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of May 31, 2005 (unaudited):

Texas	8.4%	Rhode Island	1.0%
Florida	5.4%	Virginia	0.9%
California	5.0%	New Mexico	0.9%
Illinois	4.6%	Washington	0.8%
New York	3.2%	North Carolina	0.8%
Colorado	2.9%	Nebraska	0.8%
Georgia	2.5%	Idaho	0.8%
Pennsylvania	2.4%	Oregon	0.8%
Wisconsin	2.3%	District of Columbia	0.7%
Hawaii	2.2%	Kansas	0.7%
Louisiana	2.1%	New Hampshire	0.6%
Massachusetts	2.1%	Delaware	0.6%
Indiana	2.1%	Utah	0.5%
Puerto Rico	1.8%	Missouri	0.5%
Alaska	1.6%	Connecticut	0.5%
Arizona	1.6%	Maine	0.5%
Ohio	1.5%	New Jersey	0.4%
South Carolina	1.5%	Iowa	0.2%
Michigan	1.4%	Vermont	0.2%
Alabama	1.4%	Mississippi	0.2%
Tennessee	1.2%	North Dakota	0.2%
Oklahoma	1.1%	South Dakota	0.1%
Wyoming	1.1%	Nevada	0.1%
Minnesota	1.1%	Non-state specific	25.7%
Kentucky	1.0%
			100.0%

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purproses.

At May 31, 2005, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
5/1/2006	Bank of America Corp.	Gulf Coast Wst. Disp. Auth. TX RB Wst. Mgmt. of Texas, Ser. A	$7,000,000	0.23%	Quarterly
6/1/2005	Bank of America Corp.	New Hampshire Business Fin. Auth. Solid Wst. Disp. RB	$8,000,000	0.46%	Quarterly
5/1/2006	Bank of America Corp.	Gilliam Cnty., OR Solid Wst. Disp. RB	$10,000,000	0.23%	Quarterly
6/1/2005	Bank of America Corp.	Maine Fin. Auth. Solid Wst. Disp. Auth. RB	$8,000,000	0.46%	Quarterly
[18]

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bills, 2.75%, 06/30/2005 †	$150,000,000	$149,667,708
U.S. Treasury Notes:
1.50%, 07/31/2005 - 03/31/2006	140,000,000	138,780,418
1.625%, 09/30/2005 - 02/28/2006	260,000,000	258,316,363
1.875%, 11/30/2005 - 12/31/2005	360,000,000	358,584,776
2.00%, 08/31/2005	50,000,000	49,997,126
2.25%, 04/30/2006	50,000,000	49,496,530
2.50%, 05/31/2006	105,000,000	104,022,691
6.50%, 08/15/2005	75,000,000	75,662,945

Total U.S. Treasury Obligations (cost $1,184,528,557)		1,184,528,557

REPURCHASE AGREEMENTS* 79.6%
ABN AMRO, Inc., Avg. rate of 2.93%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,250 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 2.93%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,433 (2) **	220,000,000	220,000,000
Barclays plc, 2.96%, dated 5/31/2005, maturing 6/1/2005, maturity value $320,026,311 (3)	320,000,000	320,000,000
Citigroup, Inc.:
Avg. rate of 2.93%, dated 5/31/2005, maturing 6/6/2005, maturity value $235,114,563 (4) **	235,000,000	235,000,000
Avg. rate of 3.00%, dated 5/31/2005, maturing 6/6/2005, maturity value $235,117,369 (5) **	235,000,000	235,000,000
Credit Suisse First Boston Corp., Avg. rate of 2.94%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,800 (6) **	220,000,000	220,000,000
Deutsche Bank AG:
2.95%, dated 5/31/2005, maturing 6/1/2005, maturity value $525,043,021 (7)	525,000,000	525,000,000
2.97%, dated 5/31/2005, maturing 6/1/2005, maturity value $175,014,438 (7)	175,000,000	175,000,000
Avg. rate of 2.99%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,109,633 (7) **	220,000,000	220,000,000
Greenwich Capital Markets, Avg. rate of 2.92%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,189 (8) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 2.92%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,106,944 (9) **	220,000,000	220,000,000
Lehman Brothers, Inc., Avg. rate of 2.93%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,433 (10) **	220,000,000	220,000,000
Merrill Lynch & Co., Inc., 2.92%, dated 5/31/2005, maturing 6/1/2005, maturity value $220,017,844 (11)	220,000,000	220,000,000
Morgan Stanley, Avg. rate of 2.93%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,250 (12) **	220,000,000	220,000,000
RBC Dain Rauscher, Avg. rate of 2.92%, dated 5/31/2005, maturing 6/6/2005, maturity value $200,097,389 (13) **	200,000,000	200,000,000
Societe Generale, 2.94%, dated 5/31/2005, maturing 6/1/2005, maturity value $20,001,633 (14)	20,000,000	20,000,000
State Street Corp., 2.85%, dated 5/31/2005, maturing 6/1/2005, maturity value $80,628,274 (15)	80,621,891	80,621,891
UBS AG:
2.95%, dated 5/31/2005, maturing 6/1/2005, maturity value $300,024,583 (16)	300,000,000	300,000,000
3.03%, dated 5/31/2005, maturing 6/1/2005, maturity value $300,025,250 (17)	300,000,000	300,000,000
WestLB AG, Avg. rate of 2.92%, dated 5/31/2005, maturing 6/6/2005, maturity value $220,107,128 (18) **	220,000,000	220,000,000

Total Repurchase Agreements (cost $4,590,621,891)		4,590,621,891

Total Investments (cost $5,775,150,448) 100.1%		5,775,150,448
Other Assets and Liabilities (0.1%)		(7,698,254)

Net Assets 100.0%		$5,767,452,194

[1]

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)

†	Rate shown represents yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$223,615,000 U.S. Treasury Note, 4.00%, 02/15/2015; value including accrued interest is $224,400,383.
	(2)	$49,111,000 U.S. Treasury Notes, 3.625% to 4.75%, 07/15/2009 to 05/15/2014; value including accrued interest is $50,756,639; $174,725,000 U.S. Treasury Bill, 0.00%, 08/18/2005; value is $173,643,452.
	(3)	$566,779,574 U.S. Treasury STRIPS, 0.00%, 11/15/2005 to 02/15/2031; value is $326,400,000.
	(4)	$553,844,510 GNMA, 3.375% to 8.50%, 04/20/2024 to 03/15/2040; value including accrued interest is $239,700,000.
	(5)	$378,330,887 U.S. Treasury STRIPS, 0.00%, 11/15/2008 to 05/15/2021; value is $239,700,000.
	(6)	$19,082,000 U.S. Treasury Note, 3.00%, 11/15/2007; value including accrued interest is $18,813,980; $164,095,000 U.S. Treasury Inflation Index Note, 3.50%, 01/15/2011; value including accrued interest is $205,588,523.
	(7)	$358,595,000 U.S. Treasury Inflation Index Notes, 3.375% to 3.625%, 01/15/2007 to 04/15/2032; value including accrued interest is $486,929,036; $848,591,455 U.S. Treasury STRIPS, 0.00%, 11/15/2005 to 05/15/2030; value is $451,471,129. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(8)	$221,590,000 U.S. Treasury Note, 4.00%, 04/15/2010; value including accrued interest is $224,401,384.
	(9)	$209,060,000 U.S. Treasury Note, 4.875%, 02/15/2012; value including accrued interest is $224,405,033.
	(10)	$346,637,678 U.S. Treasury STRIPS, 0.00%, 05/15/2006 to 11/15/2027; value is $224,403,223.
	(11)	$226,097,000 U.S. Treasury Bills, 0.00%, 06/02/2005 to 11/17/2005; value is $224,400,478.
	(12)	$201,666,000 U.S. Treasury Inflation Index Notes, 0.875% to 4.25%, 01/15/2010 to 04/15/2010; value including accrued interest is $224,400,170.
	(13)	$103,835,000 U.S. Treasury Notes, 3.375% to 4.125%, 03/31/2007 to 05/15/2015; value including accrued interest is $104,391,915; $73,017,000 U.S. Treasury Bonds, 5.375% to 12.50%, 08/15/2014 to 02/15/2031; value including accrued interest is $99,608,206.
	(14)	$19,550,000 U.S. Treasury Notes, 2.375% to 3.00%, 08/15/2006 to 11/15/2007; value including accrued interest is $19,391,343; $711,000 U.S. Treasury Bond, 8.125%, 08/15/2019; value including accrued interest is $1,009,348.
	(15)	$58,575,000 U.S. Treasury Bonds, 7.25%, 05/15/2016 to 08/15/2019; value including accrued interest is $82,238,912.
	(16)	$286,722,000 U.S. Treasury Inflation Index Notes, 2.00% to 3.00%, 07/15/2012 to 07/15/2014; value including accrued interest is $306,001,899.
	(17)	$411,804,318 GNMA, 3.75% to 7.50%, 09/15/2028 to 04/15/2035; value including accrued interest is $306,004,853.
	(18)	$10,867,000 U.S. Treasury Notes, 3.50% to 5.50%, 05/31/2007 to 04/15/2010; value including accrued interest is $10,999,652; $150,000,000 U.S. Treasury Bond, 8.75%, 05/15/2017; value including accrued interest is $213,401,152.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2005 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 85.8%
FAMC:
3.00%, 07/06/2005¤	$25,000,000	$24,928,663
3.01%, 07/12/2005¤	25,000,000	24,916,007
FFCB:
2.96%, 06/30/2005¤	40,000,000	39,906,556
FRN:
2.98%, 06/02/2005	100,000,000	100,000,000
3.00%, 06/02/2005	50,000,000	49,996,848
3.01%, 06/02/2005	65,000,000	64,980,788
FHLB:
1.625%, 06/15/2005 - 07/29/2005	22,235,000	22,219,057
1.75%, 08/15/2005	20,000,000	19,941,193
2.00%, 06/07/2005	2,900,000	2,899,956
2.04%, 06/14/2005	10,000,000	10,000,000
2.25%, 06/23/2005	2,950,000	2,950,280
2.50%, 11/02/2005 - 11/15/2005	30,000,000	29,974,169
3.25%, 08/15/2005	4,000,000	3,999,933
3.50%, 04/25/2006	10,000,000	9,986,824
4.56%, 10/11/2005	5,000,000	5,027,464
FRN:
2.00%, 08/11/2005	25,000,000	25,000,000
2.99%, 06/16/2005	17,925,000	17,924,503
FHLMC:
1.875%, 02/15/2006	25,000,000	24,694,393
2.30%, 11/17/2005	10,220,000	10,182,187
2.79%, 06/14/2005¤	25,000,000	24,975,399
2.875%, 09/15/2005	15,000,000	15,022,863
2.92%, 08/09/2005¤	25,000,000	24,863,917
3.00%, 06/21/2005¤	35,000,000	34,942,833
7.00%, 07/15/2005	75,000,000	75,370,165
FRN:
1.90%, 07/28/2005	25,000,000	25,000,000
2.50%, 04/19/2006	15,000,000	15,000,000
FNMA:
2.32%, 09/12/2005	15,000,000	15,000,000
3.07%, 07/01/2005¤	45,000,000	44,886,750
3.11%, 07/01/2005¤	20,000,000	19,949,333
3.14%, 08/01/2005¤	35,000,000	34,817,932
6.00%, 12/15/2005	10,440,000	10,608,519
FRN:
2.97%, 06/15/2005	75,000,000	74,985,365
2.98%, 06/29/2005	100,000,000	99,989,392
3.03%, 07/21/2005	50,000,000	49,987,464

Total U.S. Government & Agency Obligations (cost $1,054,928,753)		1,054,928,753

REPURCHASE AGREEMENTS* 17.7%
Bank of America Corp., 3.04%, dated 5/31/2005, maturing 6/1/2005, maturity value
$ 150,012,667(1)	150,000,000	150,000,000
State Street Corp., 2.85%, dated 5/31/2005, maturing 6/1/2005,
maturity value $67,494,476 (2)	67,489,133	67,489,133

Total Repurchase Agreements (cost $217,489,133)		217,489,133

Total Investments (cost $1,272,417,886) 103.5%		1,272,417,886
Other Assets and Liabilities (3.5%)		(42,520,516)

Net Assets 100.0%		$1,229,897,370

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

¤	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:

 (1) $153,895,000 FHLMC, 0.00%, 7/26/2005 to 8/30/2005; value is $153,000,544.

 (2) $68,585,000 U.S. Treasury Note, 3.75%, 5/15/2008; value including accrued interest is $68,842,194.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
May 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 3.3%
Blue Heron Funding Corp., FRN, 3.12%, 06/27/2005 144A (cost $45,000,000)	$45,000,000	$45,000,000

CERTIFICATES OF DEPOSIT 11.6%
Credit Suisse First Boston LLC, 3.07%, 06/20/2005	50,000,000	50,000,000
Deutsche Bank AG, 2.45%, 10/07/2005	15,000,000	15,000,000
First Tennessee Bank, 3.00%, 06/17/2005	25,000,000	25,000,000
Marshall & Ilsley Bank, 3.06%, 06/29/2005	45,000,000	44,992,958
SunTrust Banks, Inc., 2.86%, 06/02/2005	25,000,000	25,000,000

Total Certificates of Deposit (cost $159,992,958)		159,992,958

COMMERCIAL PAPER 40.9%
Asset-Backed 40.9%
Barton Capital Corp., 3.03%, 06/16/2005	43,922,000	43,868,232
Chesham Finance LLC, 3.09%, 06/01/2005	25,000,000	25,000,000
Compass Securitization LLC, 3.03%, 06/23/2005	20,000,000	19,962,967
Concord Minutemen Capital LLC, 3.03%, 06/13/2005	30,000,000	29,969,700
Descartes Funding Trust, 3.09%, 06/15/2005	40,000,000	40,000,000
Fairway Finance Corp., 3.09%, 07/11/2005	25,000,000	24,914,167
Galaxy Funding, Inc., 3.10%, 07/13/2005	32,564,000	32,446,227
Greyhawk Funding LLC, 3.15%, 08/10/2005	25,000,000	24,846,875
Legacy Capital Corp., 3.04%, 06/23/2005	25,000,000	24,953,555
Old Line Funding Corp., 3.05%, 07/06/2005	25,000,000	24,925,868
Paradigm Funding LLC, 3.12%, 07/19/2005	18,905,000	18,826,355
Perry Global Funding, Ltd., 3.12%, 07/22/2005	25,000,000	24,889,500
Sheffield Receivables Corp., 3.04%, 06/10/2005	25,000,000	24,981,000
Surrey Funding Corp., 3.15%, 08/04/2005	25,000,000	24,860,000
Thames Asset Global Securitization, Inc., 3.07%, 07/07/2005	26,310,000	26,229,228
Three Crowns Funding LLC, 3.03%, 06/02/2005	28,022,000	28,019,641
Three Pillars Funding Corp., 3.03%, 06/16/2005	28,072,000	28,036,559
Thunder Bay Funding LLC, 3.03%, 06/20/2005	20,054,000	20,021,930
Triple-A-One Funding Corp.:
3.02%, 06/01/2005	15,018,000	15,018,000
3.03%, 06/08/2005	15,212,000	15,203,038
Tulip Funding Corp., 3.03%, 06/01/2005	23,061,000	23,061,000
Windmill Funding Corp., 3.08%, 07/07/2005	25,641,000	25,562,026

Total Commercial Paper (cost $565,595,868)		565,595,868

CORPORATE BONDS 20.9%
Capital Markets 3.3%
Goldman Sachs Group, Inc., FRN, 3.25%, 06/21/2005	20,000,000	20,035,280
Morgan Stanley:
6.50%, 11/01/2005	3,515,000	3,557,544
FRN, 3.21%, 06/15/2005	6,700,000	6,699,971
Spear, Leeds & Kellogg LP, 8.25%, 08/15/2005 144A	15,000,000	15,178,542

		45,471,337

Commercial Banks 6.0%
Bank of America Corp.:
6.90%, 09/01/2005	11,390,000	11,521,189
7.25%, 09/15/2005	29,360,000	29,767,140
Wells Fargo & Co.:
6.875%, 04/01/2006	6,557,000	6,715,540
FRN, 3.05%, 06/02/2005	35,000,000	35,000,000

		83,003,869

Consumer Finance 6.5%
American Honda Finance Corp., FRN, 3.04%, 06/13/2005 144A	25,000,000	25,012,954
General Electric Capital Corp., FRN, 3.19%, 06/17/2005	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN, 3.20%, 08/08/2005	25,000,000	25,006,886

		90,019,840

[1]

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
May 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Diversified Consumer Services 0.7%
AARP, 3.06%, 06/02/2005	$10,000,000	$10,000,000

Diversified Financial Services 1.8%
Sigma Finance, Inc., 3.16%, 07/20/2005 144A	25,000,000	25,005,576

Pharmaceuticals 2.6%
Pfizer, Inc., FRN, 3.15%, 08/04/2005	35,000,000	35,000,000

Total Corporate Bonds (cost $288,500,622)		288,500,622

FUNDING AGREEMENTS 4.7%
Transamerica Funding Agreement:
3.27%, 06/01/2005	50,000,000	50,000,000
3.28%, 06/01/2005	15,000,000	15,000,000

Total Funding Agreements (cost $65,000,000)		65,000,000

MUNICIPAL OBLIGATIONS 1.2%
INDUSTRIAL DEVELOPMENT REVENUE 1.2%
SF Tarns LLC RB, FRN, 3.16%, 06/02/2005 (cost $16,960,000)	16,960,000	16,960,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.8%
FHLB, 2.04%, 06/14/2005	15,000,000	15,000,000
FHLMC:
1.875%, 02/15/2006	25,000,000	24,695,722
FRN, 2.50%, 04/19/2006	35,000,000	35,000,000
FNMA, 3.15%, 02/06/2006	20,000,000	19,998,154

Total U.S. Government & Agency Obligations (cost $94,693,876)		94,693,876

YANKEE OBLIGATIONS-CORPORATE 5.7%
Commercial Banks 5.7%
Abbey National plc, 6.69%, 10/17/2005	18,290,000	18,569,923
HBOS plc, FRN, 3.33%, 08/22/2005 144A	50,000,000	50,000,000
Royal Bank of Canada, 2.82%, 12/02/2005	10,000,000	9,963,015

Total Yankee Obligations-Corporate (cost $78,532,938)		78,532,938

TIME DEPOSIT 4.7%
State Street Corp., 3.00%, 06/01/2005 (cost $64,705,618)	64,705,618	64,705,618

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $1,380,401,802) 99.9%		1,380,401,802
Other Assets and Liabilities 0.1%		877,721

Net Assets 100.0%		$1,381,279,523

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RB	Revenue Bond

On May 31, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: July 29, 2005